Shareholder Report, Average Annual Return (Details)		12 Months Ended	21 Months Ended	60 Months Ended	86 Months Ended	104 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000017158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Asset Strategy Series (Service Class)
Average Annual Return, Percent		16.66%		7.07%			7.84%
C000190645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Asset Strategy Series (Standard Class)
Average Annual Return, Percent		16.87%		7.33%		8.88%
C000246484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP International Core Equity Series (Standard Class)
Average Annual Return, Percent	[1]	24.56%	12.04%
C000017159 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP International Core Equity Series (Service Class)
Average Annual Return, Percent		24.24% [2]		7.83%			6.62%
C000017162 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Mid Cap Growth Series (Service Class)
Average Annual Return, Percent		1.18%		(0.08%)			10.66%
C000190647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Mid Cap Growth Series (Standard Class)
Average Annual Return, Percent		1.38%		0.16%		10.77%
C000190648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Science and Technology Series (Standard Class)
Average Annual Return, Percent		33.69%		13.99%		18.49%
C000017166 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Science and Technology Series (Service Class)
Average Annual Return, Percent		33.36%		13.71%			17.20%
C000017167 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Small Cap Growth Series (Service Class)
Average Annual Return, Percent		13.39%		2.20%			8.69%
C000203521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Small Cap Growth Series (Standard Class)
Average Annual Return, Percent		13.73%		2.47%	7.62%
C000017168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Smid Cap Core Series (Service Class)
Average Annual Return, Percent		8.39%		8.07%			9.91%
C000017169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Balanced Series (Service Class)
Average Annual Return, Percent		11.79%		7.85%			8.38%
C000017170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Value Series (Service Class)
Average Annual Return, Percent		9.41%		9.49%			8.92%
C000017171 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Corporate Bond Series (Service Class)
Average Annual Return, Percent		6.48%		(0.48%)			2.58%
C000017172 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Core Equity Series (Service Class)
Average Annual Return, Percent		15.30%		13.79%			13.78%
C000017174 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Natural Resources Series (Service Class)
Average Annual Return, Percent		37.75%		15.73%			6.94%
C000017175 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Growth Series (Service Class)
Average Annual Return, Percent		8.41%		11.89%			15.40%
C000017176 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP High Income Series (Service Class)
Average Annual Return, Percent		7.17%		3.73%			5.56%
C000190649 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP High Income Series (Standard Class)
Average Annual Return, Percent		7.41%		3.98%		4.47%
C000017177 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Global Growth Series (Service Class)
Average Annual Return, Percent		17.93%		9.99%			10.71%
C000032174 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Energy Series (Service Class)
Average Annual Return, Percent		11.89%		18.61%			1.74%
C000190650 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Energy Series (Standard Class)
Average Annual Return, Percent		12.41%		18.94%		0.55%
C000057543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Pathfinder Aggressive Series (Service Class)
Average Annual Return, Percent		15.86%		8.40%			9.88%
C000057544 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Pathfinder Moderately Aggressive Series (Service Class)
Average Annual Return, Percent		14.59%		7.67%			8.92%
C000057545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Pathfinder Moderate Series (Service Class)
Average Annual Return, Percent		13.50%		6.81%			8.01%
C000057546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Pathfinder Moderately Conservative Series (Service Class)
Average Annual Return, Percent		12.08%		5.87%			7.16%
C000057547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Pathfinder Conservative Series (Service Class)
Average Annual Return, Percent		10.44%		4.91%			6.23%
C000091476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Limited-Term Bond Series (Service Class)
Average Annual Return, Percent		4.70%		1.75%			2.12%
C000129560 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Pathfinder Moderate – Managed Volatility Series (Service Class)
Average Annual Return, Percent		10.72%		5.98%			6.64%
C000129561 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Service Class)
Average Annual Return, Percent		12.08%		6.87%			7.48%
C000129562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series (Service Class)
Average Annual Return, Percent		9.26%		4.95%			5.83%
MSCI ACWI Index gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (gross)
Average Annual Return, Percent		22.87%		11.70%		12.11%	12.28%
MSCI ACWI Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (net)
Average Annual Return, Percent		22.34%		11.19%		11.57%	11.72%
MSCI ACWI ex USA Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (net)
Average Annual Return, Percent		32.39%	17.90%	7.91%			8.41%
MSCI ACWI ex USA Index gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (gross)
Average Annual Return, Percent		33.11%	18.54%	8.46%			8.95%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%	14.82%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		8.66%		6.65%		12.53%	12.49%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%		13.15%	14.86%	14.15%	14.29%
S And P North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Average Annual Return, Percent		27.82%		18.02%		22.54%	22.54%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		13.01%		3.18%	8.23%		9.57%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent		11.91%		7.26%			10.40%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Average Annual Return, Percent		7.30%		(0.36%)		1.82%	2.01%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		17.37%		13.59%			14.59%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		15.91%		11.33%			10.53%
Bloomberg US Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate Bond Index
Average Annual Return, Percent		7.77%		(0.09%)			3.27%
S And P Global Natural Resources Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index
Average Annual Return, Percent		28.86%		10.60%			10.38%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		18.56%		15.32%			18.13%
ICE BofA US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Average Annual Return, Percent		8.50%		4.50%		5.02%	6.44%
S And P 1500 Energy Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500 Energy Sector Index
Average Annual Return, Percent		7.69%		23.58%		7.32%	7.77%
Fifty Five Russell 3000 Index 30 MSCI EAFE Index 15 Bloomberg US Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		55% Russell 3000 Index / 30% MSCI EAFE Index / 15% Bloomberg US Credit Index
Average Annual Return, Percent		19.90%		9.97%			10.89%
Fifty Russell 3000 Index 25 MSCI EAFE Index 20 Bloomberg US Credit Index 5 Bloomberg 1 3 Year US Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		18.11%		8.97%			10.05%
Forty Five Russell 3000 Index 25 Bloomberg US Credit Index 20 MSCI EAFE Index 10 Bloomberg 1 3 Year US Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		45% Russell 3000 Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		16.35%		7.97%			9.21%
Forty Russell 3000 Index 30 Bloomberg US Credit Index 15 MSCI EAFE Index 15 Bloomberg 1 3 Year US Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		14.60%		6.96%			8.35%
Thirty five Russell 3000 Index 35 Bloomberg US Credit Index 20 Bloomberg 1 3 Year US Government Credit Index 10 MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		35% Russell 3000 Index / 35% Bloomberg US Credit Index / 20% Bloomberg 1-3 Year US Government/Credit Index / 10% MSCI EAFE Index
Average Annual Return, Percent		12.86%		5.95%			7.49%
Bloomberg 1 3 Year US Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%		1.97%			2.09%
Russell 3000 C000057543 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%		13.15%			14.29%
MSCI EAFE Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net)
Average Annual Return, Percent		31.22%		8.92%			8.18%
MSCI EAFE Index gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (gross)
Average Annual Return, Percent		31.89%		9.47%			8.72%
Bloomberg US Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Credit Index
Average Annual Return, Percent		7.83%		(0.05%)			3.15%
Bloomberg 1 3 Year US Government Credit C000057544 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%		1.97%			2.09%
Russell 3000 C000057544 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%		13.15%			14.29%
Russell 3000 C000057545 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%		13.15%			14.29%
Bloomberg 1 3 Year US Government Credit C000057545 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%		1.97%			2.09%
Bloomberg 1 3 Year US Government Credit C000057546 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%		1.97%			2.09%
Russell 3000 C000057546 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%		13.15%			14.29%
Russell 3000 C000057547 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%		13.15%			14.29%
Bloomberg 1 3 Year US Government Credit C000057547 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%		1.97%			2.09%
Russell 3000 C000129560 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%		13.15%			14.29%
Bloomberg 1 3 Year US Government Credit C000129560 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%		1.97%			2.09%
Bloomberg 1 3 Year US Government Credit C000129561 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%		1.97%			2.09%
Russell 3000 C000129561 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%		13.15%			14.29%
Russell 3000 C000129562 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%		13.15%			14.29%
Bloomberg 1 3 Year US Government Credit C000129562 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%		1.97%			2.09%

[1]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[2]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.